Share-Based Payments	12 Months Ended
Mar. 31, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Payments	. SHARE-BASED PAYMENTS
Stock options
Under the Company’s LTIP, the Board may grant, at its discretion, stock options to purchase Subordinate Voting Shares to eligible employees and directors of the Company. The LTIP provides that stock options be issued with an exercise price equal to the volume weighted average price of the Subordinate Voting Shares on the TSX for the five trading days ending on and including the day that is immediately prior to the grant date. Stock options vest as set out in the applicable award agreement between the participant and the Company.
The following tables present information concerning outstanding stock options issued:

Year ended	March 31, 2026		March 31, 2025
	Number of stock options	Weighted average exercise price (a)	Number of stock options	Weighted average exercise price (a)
		$		$
Beginning balance	3,547,141	3.32	4,337,271	3.27
Forfeited	(38,516)	3.25	(148,019)	3.31
Expired	(475,101)	3.17	(642,111)	3.02
Exercised	(52,632)	1.90	—	—
Ending balance	2,980,892	3.37	3,547,141	3.32
Exercisable at year end	2,664,025	3.34	2,588,471	3.34

(a) Following the delisting from Nasdaq, the Company converted the U.S. dollar exercise prices in Canadian dollars. Comparatives have also been presented on a combined basis.
14. SHARE-BASED PAYMENTS (CONT’D)
Included in the 2,664,025 (2025 - 2,588,471) exercisable stock options issued, 200,000 (2025 - 352,632) stock options are available to purchase Multiple Voting Shares at a weighted average exercise price of $3.38 (2025 - $3.01) with a weighted average exercise period of 0.69 (2025 - 0.99) year as at March 31, 2026. No further stock options to purchase Multiple Voting Shares may be issued as per the stock options plan.
During the year ended March 31, 2026, the weighted average share price at the date of exercise of stock options was $2.45.
The Company did not grant stock options during the years ended March 31, 2026 and 2025.
The following tables summarize the number of stock options outstanding, exercise price and the weighted average remaining exercise period, expressed in number of years:

As at	March 31, 2026		March 31, 2025
Exercise price range	Number of stock options	Weighted average remaining exercise period – in years	Number of stock options	Weighted average remaining exercise period – in years
$
1.90 to 2.55	456,000	4.23	563,632	4.76
2.56 to 2.96	120,000	0.25	285,000	0.71
2.97 to 3.30	1,360,342	5.21	1,561,959	6.10
3.31 to 3.95	664,300	2.67	714,300	3.62
3.96 to 4.55	380,250	2.59	422,250	3.47
	2,980,892	3.97	3,547,141	4.64

DSUs
Under the LTIP, the Board, subject to the provisions of the LTIP and such other terms and conditions, may grant DSUs to obtain Subordinate Voting Shares to eligible employees and directors of the Company. The DSUs shall be settled on the date as set out in the applicable award agreement, between the participant and the Company, however not earlier than the participant’s termination date.
Under the SUP, eligible employees of the Company may elect annually to receive up to 50% of their annual bonus in DSUs. The Company also grants additional DSUs (“Matching DSUs”) equal to 25% of the Bonus DSUs.
The number of Bonus DSUs to be received by an eligible employee is determined by dividing the amount of the eligible employee’s bonus to be paid in the form of Bonus DSUs on the date on which the bonus is payable to the eligible employee (the “Award Date”) by the volume weighted average price of the Subordinate Voting Shares on the TSX for the five trading days ending on and including the date that is immediately prior to the Award Date. Bonus DSUs vest as of the Award Date. Matching DSUs vest on the one-year anniversary of the Award Date.
14. SHARE-BASED PAYMENTS (CONT’D)
The following table presents information concerning the outstanding number of DSUs for the respective years:

Year ended	March 31,
	2026	2025
Beginning balance	1,471,139	1,178,080
Granted to non-employee directors	300,395	400,696
Granted to employees (a)	251,967	—
Forfeited	(4,493)	—
Settled (b)	(256,191)	(107,637)
Ending balance	1,762,817	1,471,139

(a) Including 218,071 (2025 - nil) DSUs granted to key management personnel for a total fair value of $417,000 (2025 - nil).
(b) Including 256,191 DSUs settled and delivered to a non-employee director (2025 - 46,466 to a key management personnel).
During the year ended March 31, 2026, 300,395 (2025 - 400,696) fully vested DSUs, in aggregate, were granted under the LTIP to non-employee directors of the Company at a weighted average grant date fair value of $1.90 (2025 - $1.80), per DSU, for an aggregate fair value of $571,000 (2025 - $721,000).
During the year ended March 31, 2026, 251,967 DSUs, in aggregate, were granted under the SUP at a grant date fair value of $1.91, per DSU, for an aggregate fair value of $481,000. The expense was recorded as at March 31, 2025 as the related services were performed and the performance conditions were met at that date.
During the year ended March 31, 2026, 256,191 DSUs issued under the LTIP were settled in shares.
During the year ended March 31, 2025, 107,637 DSUs issued under the SUP with a carrying value of $262,000, were settled for a total cash consideration of $192,000. The excess of the carrying value over the payment amount in the amount of $70,000 was recorded as a reduction to deficit.
As at March 31, 2026, included in the 1,762,817 DSUs are 1,318,292 DSUs issued under the LTIP and 444,525 DSUs issued under the SUP.
RSUs
Under the SUP, the Board, subject to the provisions of the plan and such other terms and conditions, may grant RSUs to obtain Subordinate Voting Shares to eligible employees of the Company.
Under the SUP, the terms of each RSU grant are determined by the Board. RSUs generally vest on the third anniversary of the date of grant and shall be settled as soon as practicable.
The following table presents information concerning the outstanding number of RSUs for the respective years:

Year ended	March 31,
	2026	2025
Beginning balance	2,155,231	349,700
Granted (a)	1,871,311	1,935,286
Forfeited	(751,022)	(13,189)
Settled (b)	(116,567)	(116,566)
Ending balance	3,158,953	2,155,231

(a) Including 1,260,289 (2025 - 1,378,212) RSUs granted to key management personnel for a total fair value of $2,870,000 (2025 - $2,300,000).
(b) Including 103,749 (2025 - 103,748) RSUs settled and delivered to a key management personnel.
14. SHARE-BASED PAYMENTS (CONT’D)
RSUs issued under the SUP are settled in Subordinate Voting Shares purchased on the open market through the SUP’s administrative agent, and to the extent that the Company has an obligation under tax laws to withhold an amount for an employee’s tax obligation associated with the settlement, the Company settles RSUs on a net basis.
During the year ended March 31, 2026, 1,871,311 (2025 - 1,935,286) RSUs, in aggregate, vesting on the third anniversary date of grant were granted under the SUP at an average grant date fair value of $2.24 (2025 - $1.67), per RSU, for an aggregate fair value of $4,192,000 (2025 - $3,232,000).
During the year ended March 31, 2026, 116,567 (2025 - 116,566) RSUs issued under the SUP with a carrying value of $269,000 (2025 - $266,000), were settled on a net basis. 84,470 (2025 - 69,840) Subordinate Voting Shares were purchased on the open market and delivered, with an amount of $197,000 (2025 - $169,000) previously credited to contributed surplus transferred to share capital. The balance of 32,097 (2025 - 46,726) RSUs, representing an amount of $72,000 (2025 - $97,000), were surrendered for cancellation to satisfy the employee’s statutory withholding tax requirements.
As at March 31, 2026, all 3,158,953 RSUs were issued under the SUP.
PSUs
Under the Incentive Plans, the Board, subject to the provisions of the Incentive Plans and such other terms and conditions, may grant PSUs to obtain Subordinate Voting Shares to eligible employees and directors of the Company. The terms and conditions of each PSU grant, including market and non-market performance goals, are determined by the Board. PSUs generally vest on the third anniversary of the date of grant and shall be settled as soon as practicable.
The following table presents information concerning the outstanding number of PSUs for the respective years:

Year ended	March 31,
	2026	2025
Beginning balance	3,072,867	2,156,527
Granted (a)	1,574,088	1,510,468
Forfeited	(852,512)	(504,416)
Settled (b)	—	(89,712)
Ending balance	3,794,443	3,072,867

(a) Including 1,256,774 (2025 - 1,199,142) PSUs granted to key management personnel for a total fair value of $2,862,000 (2025 - $1,980,000).
(b) Including 58,659 PSUs settled and delivered to key management personnel.
During the year ended March 31, 2026, 1,574,088 (2025 - 1,510,468) PSUs, in aggregate, vesting three years from the date of grant, were granted at a grant date fair value of $2.28 (2025 - $1.64), per PSU, for an aggregate fair value of $3,589,000 (2025 - $2,477,000). The vesting is subject to continued employment and achievement of targets based on growth in revenue and adjusted EBITDA, as defined in note 26.
14. SHARE-BASED PAYMENTS (CONT’D)
During the year ended March 31, 2025, 89,712 PSUs issued under the LTIP were settled.
•55,942 PSUs issued under the LTIP with a carrying value of $521,000, were settled on a net basis.
(i)23,812 Subordinate Voting Shares were issued, with an amount of $222,000 previously credited to contributed surplus transferred to share capital; and
(ii)the balance of 32,130 PSUs, with a carrying value of $299,000 and representing a fair value of $54,000, were surrendered for cancellation to satisfy the employee’s statutory withholding tax requirements. The excess of the carrying value of the PSUs surrendered for cancellation over the payment amount of $245,000, was recorded as a reduction to deficit.
•33,770 PSUs with a carrying value of $346,000 were settled for a total cash consideration of $72,000. The excess of the carrying value of the PSUs settled cash over the payment amount of $274,000, was recorded as a reduction to deficit.
As at March 31, 2026, included in the 3,794,443 PSUs are 2,365,639 PSUs issued under the LTIP and 1,428,804 PSUs under the SUP.
Share-Based Compensation expense
Total share-based compensation expense for the years ended March 31, 2026 and 2025 is summarized as follows:

Year ended	March 31,
	2026	2025
	$	$
Stock options	80	200
Share purchase plan – employer contribution	1,319	1,333
Share-based compensation granted on business acquisitions (a)	1,417	1,683
DSUs	1,400	722
RSUs	1,758	1,122
PSUs	841	283
	6,815	5,343

(a) For the year ended March 31, 2025, excludes the portion of the Datum contingent consideration adjustment to be settled in shares (note 20).
The share-based compensation granted on business acquisitions includes the following:
•In relation to the Subordinate Voting Shares to be issued as part of the Datum Acquisition, an amount of $165,000 (2025 - $913,000); and
•In relation to the Subordinate Voting Shares to be issued as part of the XRM Acquisition, an amount of 1,252,000 (2025 - $770,000).